Effect of COVID-19 Pandemic (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Infrequent items
Revenues		€ 9,343	€ 10,865	€ 21,172	€ 21,256
Total direct costs		6,815	6,114	13,833	12,858
Property Plant And Equipment
Infrequent items
Total investments in COVID-19 testing		1,900		1,900
Laboratory facilities and equipment
Infrequent items
Total investments in COVID-19 testing		2,500		2,500
Right-of-use assets
Infrequent items
Total investments in COVID-19 testing		600		600
Germany | Laboratory facilities and equipment
Infrequent items
Additions of property plant and equipment	€ 1,800
Diagnostics
Infrequent items
Revenues		5,737	€ 6,638	13,292	€ 13,223
Revenues from COVID-tests | Diagnostics
Infrequent items
Revenues		2,082		2,095
Total direct costs		1,283		1,360
Total direct costs related to the free of charge tests		424		483
Revenues from COVID-tests | Diagnostics | Europe
Infrequent items
Revenues		€ 2,072		€ 2,085
Revenues from COVID-tests | Diagnostics | Germany
Infrequent items
Percentage of revenue				95.00%